Shareholder Report, Line Graph (Details) - USD ($)			12 Months Ended			24 Months Ended		36 Months Ended		48 Months Ended		60 Months Ended		72 Months Ended		84 Months Ended		96 Months Ended		108 Months Ended	120 Months Ended
	Mar. 29, 2018	Mar. 31, 2016	Mar. 31, 2026	Mar. 31, 2019	Mar. 31, 2017	Mar. 31, 2020	Mar. 31, 2018	Mar. 31, 2021	Mar. 31, 2019	Mar. 31, 2022	Mar. 31, 2020	Mar. 31, 2023	Mar. 31, 2021	Mar. 31, 2024	Mar. 31, 2022	Mar. 31, 2025	Mar. 31, 2023	Mar. 31, 2026	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2026
C000111026 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Aspiriant Risk-Managed Equity Allocation Fund (Advisor class/RMEAX)
Accumulated Value		$ 10,000			$ 11,042		$ 12,521		$ 13,131		$ 11,797		$ 15,228		$ 15,852		$ 15,285		$ 18,233	$ 19,807	$ 22,171
C000156767 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Aspiriant Risk-Managed Municipal Bond Fund (RMMBX)
Accumulated Value		10,000			10,056		10,386		10,886		11,251		12,050		11,704		11,601		12,100	12,349	12,815
C000162347 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Aspiriant Defensive Allocation Fund (RMDFX)
Accumulated Value		10,000			10,513		11,179		11,152		10,551		12,505		12,790		12,316		13,544	14,431	17,027
C000194824 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Aspiriant Risk-Managed Taxable Bond Fund (RMTBX)
Accumulated Value	$ 10,000			$ 10,357		$ 10,797		$ 11,292		$ 10,868		$ 10,445		$ 10,983		$ 11,632		$ 12,276
MSCI ACWI Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI ACWI Net
Accumulated Value		10,000			11,504		13,212		13,555		12,030		18,598		19,952		18,468		22,756	24,382	29,261
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Municipal Bond Index
Accumulated Value		10,000			10,015		10,282		10,835		11,252		11,872		11,342		11,371		11,726	11,869	12,379
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Accumulated Value	$ 10,000	10,000		$ 10,448	10,044	$ 11,381	10,165	$ 11,462	10,620	$ 10,986	11,569	$ 10,461	11,651	$ 10,638	11,168	$ 11,158	10,633	$ 11,643	10,814	11,342	11,835
HFRI Fund of Funds Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			HFRI Fund of Funds Composite Index
Accumulated Value		$ 10,000			$ 10,622		$ 11,212		$ 11,225		$ 10,610		$ 13,159		$ 13,317		$ 13,064		$ 14,330	$ 14,958	$ 16,696